Laurie Dee

+1.714.830.0679

laurie.dee@morganlewis.com

January 24, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Funds (File No. 333–16093 and 811-07923) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this letter certifying that the Prospectus and Statement of Additional Information dated January 18, 2019 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 87, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-19-000852 on January 18, 2019.

Please do not hesitate to contact me at (714) 830-0679 should you have any questions.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee

Morgan, Lewis & Bockius llp 600 Anton Boulevard Suite 1800 Costa Mesa, CA 92626-7653 United States	+1.714.830.0600 +1.714.830.0700